QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

Note 23—QUARTERLY FINANCIAL DATA (UNAUDITED)

        The following provides quarterly financial data for 2012 and 2011 (dollars in thousands, except per share amounts).

2012	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$5,468	$5,650	$5,840	$6,044
Net interest income	4,285	4,329	4,451	4,509
Provision for loan losses	80	115	71	230
Gain (loss) on sale of securities	88	(35)	(38)	11
Other-than-temporary-impairment	—	—	—	(200)
Income before income taxes	1,338	1,793	1,327	1,130
Net income	1,021	1,220	928	799
Preferred stock dividends	—	339	168	169
Net income available to common shareholders	$1,021	$881	$760	$630
Net income per share, basic	$0.20	$0.19	$0.23	$0.19
Net income per share, diluted	$0.19	$0.19	$0.23	$0.19

2011	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$6,238	$6,382	$6,466	$6,440
Net interest income	4,616	4,628	4,619	4,454
Provision for loan losses	310	360	390	360
Gain on sale of securities	301	133	7	134
Other-than-temporary-impairment	(243)	(50)	—	(4)
Income before income taxes	1,565	1,398	1,020	798
Net income	1,071	957	726	570
Preferred stock dividends	168	167	168	167
Net income available to common shareholders	$903	$790	$558	$403
Net income per share, basic	$0.27	$0.24	$0.17	$0.12
Net income per share, diluted	$0.27	$0.24	$0.17	$0.12